William Blair Funds
24 f (2) NT
File Number 033-17463

October 31, 2014

1	William Blair Funds
	222 West Adams Street
	Chicago, IL 60606

2	Fund Name	SEC Series ID	SEC Class ID
	Macro Allocation Fund Class N	S000034624	C000106600
	Macro Allocation Fund Class I	S000034624	C000106601
	Macro Allocation Fund Institutional Class	S000034624	C000106602
	Commodity Strategy Long/Short Fund Class N	S000034634	C000106631
	Commodity Strategy Long/Short Fund Class I	S000034634	C000106632
	Commodity Strategy Long/Short Fund Institutional Class	S000034634	C000106633

3	033-17463

4(a)	October 31, 2014

4(b)

4(c)

5
	( i )		$767,766,657

	( ii )	$219,100,415

	( iii)	0

	( iv )		$219,100,415

	( v )		$548,666,242

	( vi )	0

	( vii )		0.01162%

	( viii )		$63,755.02

6	Not applicable

7

8	$63,755.02

9	X	wire transfer

by	Colette M. Garavalia
	Treasurer

	January 28, 2015